Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill (Details) [Line Items]
Goodwill impairment charge (in Dollars)		$ 18,508,000
Cannabinoid [Member]
Goodwill (Details) [Line Items]
Goodwill impairment charge (in Dollars)		$ 18,508
Valuation Technique, Discounted Cash Flow [Member]
Goodwill (Details) [Line Items]
Impairment rate	14.00%
Perpetual growth rate	3.00%